Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories
Raw materials	$ 660	$ 753
Finished goods	12,162	8,802
Total	12,822	9,555
Inventory Adjustments [Abstract]
Balance at January 1	25	34	$ 126
Provision	140	25	15
Decrease due to sale of inventories		(33)	(106)
Exchange difference	(5)	(1)	(1)
Balance at December 31	$ 160	$ 25	$ 34